Segment Information	12 Months Ended
Jul. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 14 - Segment Information:

The Company follows FASB ASC Topic 815 which establishes standards for the way that public business enterprises report information about operating segments in annual financial statements and requires that those enterprises report selected information about operating segments in interim financial reports. This Topic also establishes standards for related disclosures about products and services, geographic areas, and major customers.

This Topic uses a management approach for determining segments. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of the Company’s reportable segments. The Company’s management reporting structure provides for only one segment: the research, development and commercialization of drug delivery systems and technologies for metabolic and immunological diseases.

The countries in which the Company had identifiable assets are presented in the following table. Identifiable assets are those that can be directly associated with a geographic area.

	2014	2013
Identifiable Assets

Canada	$3,719,760	$2,825,894
United States	1,802,697	2,026,969
Total	$5,522,457	$4,852,863